Going Concern	9 Months Ended
Apr. 30, 2014
Going Concern [Abstract]
Going Concern

Note 2. Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. As of April 30, 2014, the Company has generated net losses since inception of $1,392,903. The Company has not generated positive cash flow from operations and does not expect to do so in the near future. There is no assurance that revenue will be adequate to cover expenses and generate positive cash flow from operations during the next twelve months. In view of these matters, the Company's ability to continue as a going concern is dependent upon its ability to raise additional capital and achieve profitability. The Company intends to finance its future activities and its working capital needs from borrowings until such time that funds provided by operations are sufficient to fund working capital requirements. The Company has no commitment from a lender to provide funds and there is no guarantee that funds will be available to the Company when needed or that, if available, they are on terms which are acceptable to the Company. The consolidated financial statements of the Company do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.